SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2.SIGNIFICANT ACCOUNTING POLICIES

(a)Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b)Principles of consolidation

The Group’s consolidated financial statements include the financial statements of the Company and entities controlled by the Company and its subsidiaries.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(c)Non-controlling interests

For the Group’s non-wholly owned subsidiaries, a non-controlling interests is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Group. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive income to distinguish the interests from that of the Group.

Redeemable non-controlling interests are recognized at fair value on the acquisition date as a mezzanine equity. When the non-controlling interests is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the non-controlling interests is classified as mezzanine equity according to Accounting Standards Codification (“ASC”) 480. The Group evaluates the possibility of the redemption at every balance sheet date, and records accretions of the mezzanine equity to its redemption amount when the redemption becomes probable. The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital. Once additional paid-in-capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

The accretion process of adjusting redeemable non-controlling interests to its redemption value is performed after attribution of net income or loss pursuant to ASC 810, Consolidation. The redemption value is calculated according to the terms agreed with the non-controlling interests. The carrying amount of the redeemable non-controlling interests will equal the higher of the amount resulting from application of ASC 810 or its redemption amount. Upon the elapse of the redemption feature, the carrying amount of redeemable non-controlling interests is reclassified to non-controlling interests.

(d)Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, mezzanine equity and disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes.

Significant accounting estimates reflected in the Group’s consolidated financial statements primarily include, but are not limited to, revenue recognition, fair value of convertible redeemable preferred shares upon initial recognition, the determination of share-based compensation, lower of cost and net realizable value of inventories, allowance for expected credit losses, valuation allowance of deferred tax assets, useful life of property and equipment and the discount rate of operating lease liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(e)Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which are incorporated in Cayman Islands and the United States is United States dollars (“US$”). Other overseas subsidiaries use their local currency as their functional currency, while the functional currency of the PRC entities subsidiary in the Group is RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use currency other than RMB as their functional currency, have been translated into RMB. The determination of the respective functional currency is based on the criteria set out by Accounting Standards Codification (ASC) 830, Foreign Currency Matters.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses resulting from foreign currency transactions denominated in a currency other than the functional currency are recorded as others, net in the consolidated statements of operations and comprehensive income.

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(e)Functional currency and foreign currency translation (continued)

The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income in the consolidated statements of changes in shareholders’ (deficit)/equity and a component of other comprehensive income in the consolidated statements of operations and comprehensive income.

(f)Convenience translation

Translations of balances in the consolidated balance sheet, consolidated statement of operations and comprehensive income, changes in shareholder’s equity and cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the noon buying rate of US$1.00=RMB6.9931 representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

(g)Fair value measurements

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other than quoted prices included in Level 1 inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

See Note 20 Fair Value Measurement for additional information.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(h)Cash, cash equivalents, restricted cash and time deposits

Cash and cash equivalents represent cash on hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

Cash that is restricted as to withdrawal or for use is reported separately on the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The restricted cash primarily represents guarantee deposits related to the leases.

Time deposits represent time deposits placed with banks in original maturities of more than three months and less than one year.

The time deposits carry fixed interest per annum for the years presented.

(i)Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets. In accordance with ASC 825, Financial Instruments, the Group elected the fair value option at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income as “others, net”. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. The Group classifies these inputs as Level 2 fair value measurement.

(j)Accounts receivable, net

Accounts receivable are stated at the historical carrying amount net of provision for expected credit losses. The accounts receivable mainly include the receivables due from franchisees.

(k)Expected credit losses

In 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”), which requires entities to measure all expected credit losses for financial assets held at the reporting date, including accounts receivable and other receivables, using a current expected credit loss for the model based on historical experience adjusted for judgments about the effects of relevant observable data, including current and future economic conditions periodically. The Group has early adopted this ASC Topic 326 and several associated ASUs in 2021, this adoption of ASC 326 using a modified retrospective approach did not have a material impact on the consolidated financial statements.

The Group’s accounts receivable, other receivables included in prepayments, other current assets and other non-current assets are within the scope of ASC 326. The Group has identified the relevant risk characteristics of its customers and the related receivables which includes the size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit losses experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit losses analysis include customer demographics, payment terms offered to customers, and industry- specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered.

The Group recorded RMB1.7 million, RMB3.6 million and RMB0.7 million expected credit losses in general and administrative expenses for accounts receivable for the years ended December 31, 2023, 2024 and 2025, respectively. The provision/(reversal) for expected credit losses recorded for other receivables included in prepayments and other current assets and other non-current assets were RMB2.4 million, RMB3.4 million and RMB(0.7) million for the years ended December 31, 2023, 2024 and 2025.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l)Inventories

Inventories, consisting of raw materials, packaging, teahouse equipment and other supplies, are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as expiration aging, historical and forecasted consumer demand, and market conditions that impact pricing. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

(m)Long-term investments

Equity investments using the measurement alternative

The Group measures long-term equity investments other than equity method investments at fair value through earnings in accordance with ASU 2016-01. For the investments without readily determinable fair values, the Group elected to record these investments at cost, less impairment, plus or minus subsequent adjustments for observable price changes (“measurement alternative”). Under this measurement alternative, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group makes reasonable efforts to identify price changes that are known or that can reasonably be known.

Equity method investments

The Group applies the equity method to account for equity investments in common stock, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a controlling financial interest, unless the fair value option is elected for an investment.

Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity method investee is recognized in the consolidated statements of operations and comprehensive income and its share of post-acquisition movements in accumulated other comprehensive income is recognized in other comprehensive income.

As of December 31, 2024 and 2025, the Group’s long-term investment primarily included the equity investment in investees. Investment was accounted for using equity method as the Group can exercise significant influence on the investees.

The Group assesses these investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, and other company- specific information. The Group uses a combination of valuation methodologies in determination of the fair value, including market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors and selection of the comparable companies. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments. If this assessment indicates that an impairment exists, the Group will estimate the fair value of the investment and, if the fair value is less than carrying value, the Group will write down the asset to its fair value and take the corresponding charge to the consolidated statements of operations and comprehensive income.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(n)Property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives.

Category	Estimated useful lives
Electronic equipment	3 years
Teahouse operation equipment	3 years
Vehicles	4 years
Manufacturing equipment	10 years
Property	20 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. The Group recognizes the gain or loss on the disposal of property and equipment in “others, net” in the consolidated statements of operations and comprehensive income.

(o)Impairment of long-lived assets

Long-lived assets or asset groups such as property and equipment, intangible assets and right of use assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived asset or asset group by comparing the carrying value of the asset or asset group to an estimate of future undiscounted cash flows expected to be generated from the use of the asset or asset group and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset or asset group, the Group recognizes an impairment loss based on the excess of the carrying value of the asset or asset group over the fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Nil of impairment of long-lived asset was recognized for the years ended December 31, 2023, 2024 and 2025.

(p)Leases

The Group accounts for leases in accordance with ASU 2016-02, Leases (ASC Topic 842), which requires lessees to recognize leases on the consolidated balance sheets in the presentation of operating lease right-of- use (“ROU”) assets and operating lease liabilities, and disclose key information about leasing arrangements.

The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset which the Group does not own and whether it has the right to direct the use of an identified asset in exchange for consideration. All of the Group’s leases are operating leases. Operating lease assets are included within right-of-use assets, net and the corresponding lease liabilities are included within operating lease liabilities, current and operating lease liabilities, non-current of the consolidated balance sheets.

The Group has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise. The Group recognizes lease expenses for such short-term leases on a straight-line basis over the lease term. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of the Group’s leases do not provide an implicit rate of return, the Group uses the Group’s incremental borrowing rate based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease at the lease commencement date.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(q)Business combination

Business combinations are recorded using the acquisition method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.

(r)Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the business combination. The Group performs quantitative goodwill impairment test annually or more frequently when an event occurs or circumstances change that indicate the carrying value may not be recoverable. A goodwill impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. There was no impairment loss of goodwill recognized for all the years presented.

(s)Treasury stock

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. An excess of purchase price over par value is allocated to additional paid-in-capital first with any remaining excess charged entirely to retained earnings. Repurchased shares were reserved for the share settlement upon share option exercises. The cost of treasury stock reissued is determined using the weighted average method. Gains on reissuances of treasury shares are credited to additional paid-in-capital; and losses on reissuances may be charged to additional paid-in-capital to the extent that previous net gains from retirements of the same class of shares are included in additional paid-in-capital, otherwise they are charged to retained earnings.

(t)Revenue recognition

In accordance with ASC 606, Revenue from Contracts with Customers, revenue is recognized when the Group satisfies a performance obligation by transferring a promised good or service to a customer, for an amount that reflects the consideration the Group expects to be entitled to in exchange for these goods or services. Depending on the terms of the contract and the laws that apply to the contract, control of the goods or services may be transferred over time or at a point in time. Control of the goods or services is transferred over time if the Group’s performance:

●	provides all of the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers goods or services to the customer, the Group presents the advance payment in contract liabilities, current and contract liabilities, non-current in the consolidated balance sheets when the payment is received or receivable. A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(t)Revenue recognition (continued)

In accordance with ASC 606, the Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group obtains control of the specified goods or services before they are transferred to the customers, such that the Group is a principal, the revenues are recognized at the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Group is an agent and its obligation is to arrange for the provision of the specified goods or services by another party, the revenues are recognized at the net amount for the amount of commission.

When a contract with a customer includes multiple performance obligations, transaction price is allocated to the performance obligations on a relative standalone selling price basis.

The Group principally generates its revenue from the following major sources: 1) revenue from franchised teahouses, and 2) revenue from company-owned teahouses. Below is a discussion of how the revenues are earned and the corresponding revenue recognition policies.

1)Revenue from franchised teahouses

The revenue from franchised teahouses principally consists of 1) sales of products to franchisees and 2) franchising and other services. Further details are as follows:

Revenue from sales of products to franchisees

Revenue from sales of products to franchisees primarily comprises of sales of raw materials, packaging, teahouse equipment and other supplies to franchisees. Transfer of those products is considered a separate performance obligation distinct from the franchise agreements as the franchisees can benefit from transfer of those products on its own. The Group considers itself the principal in this arrangement as the Group has the ability to control the promised products before transferring to the franchisees. Accordingly, the related revenue is presented on a gross basis on the consolidated statements of operations and comprehensive income. Rebates to its franchisees according to the Group’s incentive policies are recognized as a reduction to revenue.

Revenue from sales of products to franchisees is recognized at the point in time when the control over those products is transferred to the franchisee, which is when the franchisee receives and accepts the products, and related expenses are recognized as incurred. In general, the Group does not have any obligation or past practices to accept any return of unsold products, except for rare cases such as a latent defect subject to product recall.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(t)Revenue recognition (continued)

Franchising and other services

Under the franchise agreements, the franchisees are required to pay the Group continuing royalty fees based on a percentage of the applicable teahouses’ sales/profits in exchange for the license of the intellectual property associated with the franchise right and provision of administrative support services by the Group. The continuing royalty fees are generally billed and paid on a monthly basis. Typically the franchisees are also required to pay a fixed non-refundable upfront franchise fee, primarily in exchange for pre-opening support services, and a fixed annual brand license fee, both of which are billed and paid when a franchise agreement becomes effective.

Under the franchise model, the franchise teahouse is operated by the franchisee in accordance with the Group’s operating standards and continuing royalty fees are typically billed and paid monthly based on a fixed percentage of the monthly reported sales of the franchised teahouse. As an alternative, some franchisees may choose for the Group to operate the teahouse on a day-to-day basis, in which case continuing royalty fees are billed and paid monthly and are based on a fixed percentage of the reported monthly profit of the franchise teahouse. Continuing royalty are recognized as the related sales and profits occur.

The franchise agreements are generally for a one-year term, and are renewable annually by the franchisees. The Group has determined that the pre-opening support services are highly interrelated with the franchise right and are therefore not distinct from providing the ongoing access to the franchise license. The Group has also determined that the upfront franchise fees give rise to a material right as the Group grants the franchisees a right to renew the franchise agreements by not having to pay a similar upfront fee upon renewal. Accordingly, the upfront franchise fees are recognized as revenue on a straight-line basis over the expected franchise period. The annual brand license fees are recognized as revenue on a straight-line basis over the stated franchise period. Continuing royalty fees are recognized as revenue when the related sales or profits occur.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(t)Revenue recognition (continued)

2)Revenue from company-owned teahouses

Revenue from company-owned teahouses is recognized when the control of the product is transferred to the customer. Revenue from company-owned teahouses is reported net of value added tax, discounts and returns, if any.

From time to time, the Group offers discounts to customers in the form of issuing coupons that can be applied in future purchases. Those coupons are not issued as part of an existing contract and therefore do not give rise to a separate performance obligation. The coupons are accounted for as a reduction of revenue when they are used by the customers.

3)Membership program

The Group operates a customer loyalty program under which customers accumulate credits from purchases made which entitle them to discounted products in future. The award credits expire one year after issuance. The Group accounts for the award credits as a performance obligation separate from the products transferred in the initial sale. The Group estimates the stand-alone selling price of the award credits granted based on the discount that the customer would obtain when redeeming the credits, adjusted for the likelihood that the credits will be redeemed. Transaction price is allocated to the award credits granted and the products transferred in the initial sale on a relative stand-alone selling price basis. Transaction price allocated to the award credits granted is initially recognized as contract liabilities, and subsequently recognized as revenue when the credits are redeemed or expire, whichever is earlier. The contract liabilities balances for customer loyalty program were not material as of December 31, 2024 and 2025.

(u)Costs of materials and storage and logistics

Costs of materials consist primarily of materials and ingredients for resale to franchised teahouses and the production of tea drinks, packaging, equipment and other materials.

Storage and logistics costs consist primarily of cost for the inventory storage and logistics costs for shipping the inventory to the franchised teahouses and company-owned teahouses. The Group incurred storage and logistics costs of RMB99.9 million, RMB243.8 million and RMB290.0 million for the years ended December 31, 2023, 2024 and 2025, respectively.

Effective in the first quarter of 2025, the Group combined the (i) cost of materials and (ii) storage and logistics costs as cost of materials, storage and logistics on the consolidated statements of operations and comprehensive income. This reclassification has been applied retrospectively.

(v)Company-owned teahouses operating costs

Company-owned teahouses operating costs consist primarily of lease expenses for the company-owned teahouses, payroll costs for the front employees in the company-owned teahouses, commission and delivery fees for third-party platforms, deprecation expenses and utility costs. The commission and delivery costs were RMB20.1 million, RMB65.0 million and RMB127.4 million for the years ended December 31, 2023, 2024 and 2025, respectively.

(w)Other operating costs

Other operating costs consist primarily of the other costs except for those costs mentioned in note 2(u) and note 2(v), including payroll, rental and utilities costs for personnel associated with primary business functions, excluding those in company-owned teahouses, and tax surcharges.

(x)Sales and marketing expenses

Sales and marketing expenses consist primarily of promotion and advertising expenses, staff costs including share-based compensation and other daily expenses which are related to the selling and marketing departments. Advertising expenses are expensed as incurred and were RMB140.4 million, RMB781.2 million and RMB763.4 million for the years ended December 31, 2023, 2024 and 2025, respectively.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(y)General and administrative expenses

General and administrative expenses consist of salaries and benefits including share-based compensation expenses and other expenses which are related to the general corporate functions, rental and general expenses associated with these functions, professional service fees and research and development expenses.

Research and development expenses are included in general and administrative expenses, which are mainly salaries and benefits expenses and other expenses related to product development department. The Group charged RMB11.5 million, RMB193.5 million and RMB268.5 million of research and development costs to expense for the years ended December 31, 2023, 2024 and 2025, respectively.

(z)Government grants

The government grants mainly represent subsidies and benefits from local governments in China (usually subject to assessment and changes in policies, and therefore are not recurring in nature), which are primarily related to our income, and are awarded as a form of recognition for our contributions to local economic growth in accordance with relevant supportive policies. Government grants of RMB38.4 million, RMB128.4 million and RMB141.3 million were recorded in the consolidated statements of operations and comprehensive income in “others, net” for the years ended December 31, 2023, 2024 and 2025, respectively.

(aa)Share-based compensation

Share-based compensation expenses arise from share-based awards, including share options for the purchase of restricted shares and restricted stock units (“RSUs”). The Company grants options or RSUs to its employees, directors and consultants with performance conditions and service conditions.

The Group determines the classification of share-based awards based on the natures of such awards. It is classified as a liability award when any of the following conditions are met: i) an award with conditions other than a market, performance, or service condition; ii) an award that meets certain criteria of ASC 480 in distinguishing liabilities from equity; iii) a share award with a repurchase feature that permits an employee to avoid the risks and rewards that are normally associated with stock ownership or it is probable that the employer would prevent the employee from bearing the risks and rewards that are normally associated with stock ownership; iv) an option or similar instrument that could require the employer to pay cash or other assets to an employee; v) an option or similar instrument where the underlying stock is classified as a liability.

For share options granted with service conditions and the occurrence of an IPO as a performance condition, cumulative share-based compensation costs for the awards that have satisfied the service condition are recorded upon the completion of the IPO based on their grant date fair value, using a graded-vesting method. For share options granted with additional repurchase features and determined to be liability-classified awards, the fair value of the options are measured at grant date and are remeasured to an updated fair value at each reporting date until the awards are settled. The related share-based compensation costs are recognized over the requisite service period and trued up each reporting date for changes in fair value pro-rated for the portion of the requisite service period rendered. For share options and RSUs granted with service conditions, cumulative share-based compensation costs for the awards are recorded based on their grant date fair value, using a graded-vesting method.

The Group, with the assistance of an independent third-party valuation firm, determines the fair value of share-based awards granted to employees and non-employees, if applicable. The determination of the fair value is affected by the fair value of ordinary shares. Before the completion of the IPO, the fair value of the ordinary shares was assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment requires complex and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. The fair value of share options is estimated on the grant date using the binomial option pricing model. The assumptions used in share-based compensation expense represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. After the completion of the IPO, the fair value of the ordinary shares was based on the quoted market price as of the grant date.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(aa)Share-based compensation (continued)

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification (that is, an exchange of the original award for a new award), unless the award’s fair value, vesting conditions, and classification as an equity instrument are the same as immediately before and after the change. The compensation costs associated with the modified awards are recognized if the new vesting condition is achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date.

(bb)Employee benefits

Full-time employees of the Group, primarily in the PRC participate in the local government mandated defined contribution plans, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Labour related regulations of these countries, require that the local subsidiaries make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by local governments. The Group has no legal obligation for the benefits beyond the contributions made. Employee social security and welfare benefits included as expenses in the consolidated statements of operations and comprehensive income amounted to RMB59.3 million, RMB159.1 million and RMB251.0 million for the years ended December 31, 2023, 2024 and 2025, respectively.

(cc)Taxation

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of operations and comprehensive income as income tax benefit/(expense).

Value added Tax (“VAT”)

The Group is subject to VAT on revenues. The sales of products are subject to VAT rate from 9% to 20% depending on the products type and the tax jurisdictions where the sales generated, and the revenue generated from services are subject to VAT rate of 6% or 1% depending on whether the entity is a general taxpayer. The Group records revenue net of VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

(dd)Comprehensive income

Comprehensive income is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income includes net income and foreign currency translation adjustments of the Group.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(ee)Net income per share

In accordance with ASC 260, Earnings per Share, basic income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. The net income will be adjusted by deducting (1) dividends declared in the period on preferred shares (if any), (2) cumulative dividends on preferred shares (whether or not declared) and (3) the accretion on preferred shares to redemption value. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted income per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of share options and vesting of unvested restricted share units (using the treasury stock method). Ordinary equivalent shares are excluded from the computation of diluted loss per share if their effect would be anti-dilutive.

(ff)Statutory reserves

The Company’s subsidiaries established in the PRC are required to make appropriations to certain non- distributable reserve funds. Pursuant to the laws applicable to China’s Foreign Invested Enterprises (“FIE”), the Company’s subsidiaries which are registered as a wholly foreign-owned enterprise have to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including the general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

(gg)Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the Group or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or have significant influence, such as a family member or relative, shareholder, or a related corporation.

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(hh)Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. Based on the criteria established by ASC 280, the Group’s CODM has been identified as the founder, chairman of the board of directors and chief executive officer of the Group, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance.

The Group’s CODM reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group operates and manages its business as a single operating and reportable segment. The Group’s CODM uses consolidated net income as the measure of profit or loss to monitor budget versus actual results and decide where to allocate and invest additional resources to continue growth. Significant segment expenses and other segment items are consistent with the financial information included on the consolidated statements of operations and comprehensive income. The measure of segment assets is reported on the consolidated balance sheet as total assets. As substantially all of the Group’s revenues are derived from within the PRC, no geographical revenue information is presented.

The following table shows long-lived assets as of December 31, 2024 and 2025 for countries that individually accounted for 10% or more of the total long-lived assets, as well as aggregate amounts for the remaining countries.

	As of December 31,
	2024	2025
	RMB	RMB
Long-lived assets:
China	591,653	979,834
Singapore	147,078	298,268
Other countries	52,474	581,373
Total long-lived assets	791,205	1,859,475

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(ii)Recently issued accounting pronouncements

In August 2023, the FASB issued ASU 2023-05, Business Combinations—Joint Venture Formations. The amendments in this Update address the accounting for contributions made to a joint venture, upon formation, in a joint venture’s separate financial statements. The objectives of the amendments are to (1) provide decision-useful information to investors and other allocators of capital (collectively, investors) in a joint venture’s financial statements and (2) reduce diversity in practice. ASU 2023-05 is effective prospectively for all joint venture formations with a formation date on or after January 1, 2025. Early adoption permitted in any interim or annual period in which financial statements have not yet been issued (or made available for issuance), either prospectively or retrospectively. The Group adopted ASU 2023-05 for the year beginning on January 1, 2025 and concluded that it has no material impact on the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which applies to all entities subject to income taxes. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. For public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the requirements will be effective for annual periods beginning after December 15, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted. The Group adopted ASU 2023-09 for the year beginning on January 1, 2025, prospectively. See Note 15 for further information.

In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220)- Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic 220-40), which was subsequently amended with ASU 2025-01 to clarify the effective date. ASU 2024-03, requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact of adopting these standard updates on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other - Internal-Use Software (Subtopic 350-40). ASU 2025-06 modernizes the accounting for internal-use software to reflect current development practices, clarifies when to begin capitalizing costs, and enhances disclosure requirements. The guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting these standard updates on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832). ASU 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2029, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting these standard updates on its consolidated financial statements.

All other newly issued accounting pronouncements but not yet effective have been deemed either immaterial or not applicable.